UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    03/31/2011

Check here if Amendment [ ]; Amendment Number:_____

This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:        Lawson Kroeker Investment Management, Inc.
Address:     450 Regency Parkway, Suite 410
             Omaha, NE  68114

Form 13F File Number: 028-05512

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Thomas J. Sudyka, Jr.
Title:  Managing Director
Phone:  (402) 392-2606

Signature, Place, and Date of Signing:

/s/ Thomas J. Sudyka, Jr.          Omaha, NE                       04/11/2011
-------------------------          --------------------           ------------
[Signature]                        [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if all no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                Name
28-__________________               __________________________________
28-__________________               __________________________________
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   66

Form 13F Information Table Value Total:   $271,269


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F-file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    NONE


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


                                                 Lawson Kroeker Investment Management, Inc.
                                                                FORM 13F
                                                            March 31, 2011

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Inc                       COM              00206R102      482    15749 SH       SOLE                    15749
Abbott Labs                    COM              002824100      481     9805 SH       SOLE                     8825               980
Anadarko Petroleum Corp        COM              032511107     9879   120599 SH       SOLE                    99244             21355
Automatic Data Processing Inc  COM              053015103      346     6750 SH       SOLE                     6750
Avery Dennison Corp            COM              053611109      718    17106 SH       SOLE                    15806              1300
Baxter International Inc       COM              071813109      441     8200 SH       SOLE                     8200
Becton Dickinson & Co          COM              075887109      240     3020 SH       SOLE                     3020
Berkshire Hathaway Inc         COM              084670108     4887       39 SH       SOLE                       29                10
Berkshire Hathaway Inc Cl B    COM              084670702     5136    61410 SH       SOLE                    57535              3875
Boeing Co                      COM              097023105     7563   102305 SH       SOLE                    85205             17100
Canadian National Railway Co   COM              136375102     1268    16850 SH       SOLE                    16575               275
Cato Corp                      COM              149205106     5932   242124 SH       SOLE                   178013             64111
Cemex S.A.B. de C.V.           COM              151290889     4623   517746 SH       SOLE                   421281             96465
Chesapeake Energy Corp         COM              165167107     1671    49850 SH       SOLE                    49150               700
Chevron Corp                   COM              166764100     9148    85102 SH       SOLE                    66603             18499
Chicago Bridge & Iron          COM              167250109    13347   328262 SH       SOLE                   263162             65100
Colgate Palmolive Co           COM              194162103      771     9545 SH       SOLE                     8520              1025
Compass Minerals Int'l Inc     COM              20451N101     6755    72220 SH       SOLE                    60080             12140
Conagra Foods Inc              COM              205887102     5485   230949 SH       SOLE                   191089             39860
ConocoPhillips                 COM              20825c104     5840    73127 SH       SOLE                    70118              3009
DirectTV Class A               COM              25490A101     6861   146600 SH       SOLE                   117075             29525
Disney Co., Walt               COM              254687106     7265   168589 SH       SOLE                   138339             30250
Dominion Resources Inc         COM              25746U109     1107    24772 SH       SOLE                    23752              1020
Edison International           COM              281020107      366    10000 SH       SOLE                    10000
Enerplus Corp                  COM              292766102      302     9530 SH       SOLE                     9530
Exxon Mobil Corp               COM              30231G102      346     4110 SH       SOLE                     4110
Forest Labs Inc                COM              345838106     7218   223470 SH       SOLE                   180270             43200
Forest Oil Co                  COM              346091705     7468   197405 SH       SOLE                   149421             47984
Freeport McMoran Copper & Gold COM              35671D857     7979   143629 SH       SOLE                   114311             29318
Gencorp Inc                    COM              368682100     3842   642485 SH       SOLE                   496485            146000
Investor's Real Estate Trust   COM              461730103     2651   279103 SH       SOLE                   265498             13605
Johnson & Johnson              COM              478160104      890    15020 SH       SOLE                    15020
Kansas City Southern Industrie COM              485170302     9542   175250 SH       SOLE                   134450             40800
L-3 Communications Hldgs, Inc  COM              502424104     2934    37470 SH       SOLE                    37080               390
Laboratory Corp of America     COM              50540R409     6164    66910 SH       SOLE                    52175             14735
Leggett & Platt, Inc           COM              524660107      392    16000 SH       SOLE                    16000
Leucadia National Corp         COM              527288104    10434   277940 SH       SOLE                   221665             56275
Level 3 Communications         COM              52729N100      148   100362 SH       SOLE                    99282              1080
Lincoln Electric Holdings Inc  COM              533900106    10096   132980 SH       SOLE                   105760             27220
McDonalds Corp                 COM              580135101      353     4635 SH       SOLE                     4635
Medco Health Solutions         COM              58405U102      263     4682 SH       SOLE                     4682
Medtronic Inc                  COM              585055106      320     8125 SH       SOLE                     8125
Merck & Co Inc                 COM              58933Y105      766    23215 SH       SOLE                    23215
Microsoft Corp                 COM              594918104     2453    96620 SH       SOLE                    95495              1125
Nexen Inc                      COM              65334H102     7385   296355 SH       SOLE                   239760             56595
Patriot Coal Corp              COM              70336T104     9441   365519 SH       SOLE                   281769             83750
Peabody Energy Corp            COM              704549104    14181   197062 SH       SOLE                   162380             34682
Pepsico Inc                    COM              713448108     1320    20500 SH       SOLE                    20500
Pfizer Inc                     COM              717081103     9743   479692 SH       SOLE                   392145             87547
Plum Creek Timber              COM              729251108     6591   151125 SH       SOLE                   120625             30500
Procter and Gamble Co          COM              742718109      255     4140 SH       SOLE                     4140
SPDR Gold Tr                   COM              78463V107    10678    76345 SH       SOLE                    60630             15715
Schlumberger Ltd               COM              806857108      252     2700 SH       SOLE                     2700
St. Joe Company                COM              790148100     6624   264230 SH       SOLE                   211680             52550
Texas Pacific Land Trust       COM              882610108     6996   156645 SH       SOLE                   122320             34325
US Bancorp                     COM              902973304     1313    49684 SH       SOLE                    49684
Vodafone Group PLC  Spons ADR  COM              92857W209     1602    55732 SH       SOLE                    55332               400
Vulcan Materials               COM              929160109     6935   152075 SH       SOLE                   123800             28275
Washington Post Co             COM              939640108      438     1000 SH       SOLE                     1000
Winnebago Industries           COM              974637100     1862   139249 SH       SOLE                   102450             36799
Yamana Gold, Inc.              COM              98462Y100     5262   427470 SH       SOLE                   359795             67675
Yum Brands Inc                 COM              988498101      493     9600 SH       SOLE                     9600
Standard & Poor's 500 Deposito                  78462F103     1559    11760 SH       SOLE                    11135               625
Weitz Funds - Value Fund                        94904P203      330 10982.261SH       SOLE                10982.261
Berkshire Hathaway Inc                          084670108     2631       21 SH       SOLE                                         21
Berkshire Hathaway Inc Cl B                     084670702      205     2450 SH       SOLE                                       2450

                                                           271,269
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